Business Combinations and Disposals - Acquisition Information (Details) - MXN ($) $ in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about business combination [line items]
Deductible goodwill, tax purposes, period		15 years
Delek
Disclosure of detailed information about business combination [line items]
Business acquisition, percentage of equity interests acquired			100.00%
Business acquisition, consideration transferred	$ 7,683
Acquisition-related costs	$ 61
Net Pay S.A.P.I de C.V.
Disclosure of detailed information about business combination [line items]
Business acquisition, percentage of equity interests acquired				100.00%
Business acquisition, consideration transferred				$ 4,422